Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Charters-in – capital leases
Remainder of 2017	$ 56,207
2018	138,934
2019	119,499
2020	110,468
2021	97,888
Charters-out – operating leases
Remainder of 2017	178,581
2018	384,593
2019	684,857
2020	390,229
2021	350,462
Charters-out – direct financing leases
Remainder of 2017	27,531
2018	46,756
2019	39,065
2020	39,172
2021	39,065
Charters-out – leases
Remainder of 2017	206,112
2018	431,349
2019	723,922
2020	429,401
2021	$ 389,527